Nature of Operations and Summary of Significant Accounting Policies (Details Narrative) (10K) - USD ($)		12 Months Ended
	Sep. 16, 2015	Dec. 31, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2015	Jan. 11, 2015
Common stock shares outstanding		3,500,000	3,500,000		3,500,000
Cash and cash equivalents			$ 8,159
Cash balances in excess of Federal Deposit Insurance Corporation limit
Deferred taxes
Dilutive securities
David Boulette [Member]
Number of common stock shares issued	3,000,000